ACCRUED EXPENSES - RELATED PARTIES	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 6 - ACCRUED EXPENSES – RELATED PARTIES

Accrued expenses – related parties consist of the following as of December 31, 2016 and 2015:

	2016	2015
Accrued payroll and consulting – related parties	$422,334	$1,812,106
Accrued payroll taxes – related parties	116,553	116,553
Total	$538,887	$1,928,659

In July 2016, the Company converted $1,389,772 of accrued payroll and consulting - related parties into notes payable – related parties. These parties are officers and executives of the Company (see Note 8).